Other reserves	6 Months Ended
Jun. 30, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
Other reserves	Other reserves
OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2024	37,298	154	236	1,308	(17,851)	21,145
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	(494)	(494)
Transfer from other comprehensive income	—	—	—	—	170	170
Repurchases of shares	—	—	17	—	—	17
Share-based compensation	—	—	—	(213)	—	(213)
At June 30, 2024	37,298	154	253	1,095	(18,175)	20,625
At January 1, 2023	37,298	154	196	1,140	(17,656)	21,132
Other comprehensive income/(loss) attributable to Shell plc shareholders	—	—	—	—	24	24
Transfer from other comprehensive income	—	—	—	—	(121)	(121)
Repurchases of shares	—	—	22	—	—	22
Share-based compensation	—	—	—	(203)	—	(203)
At June 30, 2023	37,298	154	220	936	(17,752)	20,854
The merger reserve and share premium reserve were established as a consequence of Shell plc (formerly Royal Dutch Shell plc) becoming the single parent company of Royal Dutch Petroleum Company and The “Shell” Transport and Trading Company, p.l.c., now The Shell Transport and Trading Company Limited, in 2005. The merger reserve increased in 2016 following the issuance of shares for the acquisition of BG Group plc. The capital redemption reserve was established in connection with repurchases of shares of Shell plc. The share plan reserve is in respect of equity-settled share-based compensation plans.